Document and Entity Information	6 Months Ended
Jun. 30, 2026
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2026
Current Fiscal Year End Date	--12-31
Entity Registrant Name	Performance Shipping Inc.
Entity Central Index Key	0001481241